INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
7	INCOME TAXES

The Company's Hong Kong subsidiaries, PRC subsidiaries and VIEs file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

The Company's Hong Kong subsidies do not derive any income which is subject to Hong Kong Profits Tax. Accordingly, no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Effective from January 1, 2008, under the new Enterprise Income Tax law ("new EIT law") which was passed by the National People's Congress on March 16, 2007, the PRC's statutory income tax rate is 25%.

The new EIT law and its relevant regulations (i) provide a 5-year transition period from January 1, 2008 for companies established before March 16, 2007 and which were entitled to preferential lower tax rates under the then effective tax laws and regulations, and (ii) grandfather certain tax holidays. The transitional tax rates are 18%, 20%, 22%, 24% and 25% for 2008 , 2009, 2010, 2011 and 2012 onwards, respectively. Prior to 2008, 7 Days Shenzhen and its branch hotels located in Shenzhen were subject to a preferential income tax rate of 15%.

During 2010, as a software development company, Guangzhou Seven Software Development Co., Ltd. ("Guangzhou Seven") was entitled to a tax holiday of a two-year full tax exemption followed by a three-year 50% tax exemption from 2010 to 2014.

The Company's PRC subsidiaries and VIEs are subject to income tax at 25% except for the following:

(i)	7 Days Shenzhen and its branch hotels located in Shenzhen are subject to income tax at 22%, 24% and 25% for 2010, 2011 and 2012 onwards, respectively;

(ii)	Guangzhou Seven was exempt from income tax in 2010 and 2011, and is subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

Under the new EIT law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from withholding tax. The Company plans to distribute the retained earnings of Guangzhou Seven outstanding as of December 31, 2011 to its Hong Kong holding company and has accrued deferred tax liabilities amounting to RMB3,031(US$487). Due to the Company's plan and intention of reinvesting its earnings in its PRC business, the Company has not provided for the related deferred tax liabilities on the remaining undistributed earnings of Guangzhou Seven and other PRC subsidiaries amounted to RMB379,708 (US$60,947) as of December 31, 2012. Further, interest income on the loans advanced to the PRC entities by non-PRC-resident enterprises is subject to PRC interest withholding tax at 10%.

The Group's income before income taxes consists of the following jurisdictions:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	2,150	7,698	4,653	747
PRC, excluding Hong Kong	151,949	140,507	221,543	35,560
Hong Kong	982	2,037	522	84
Total income before income taxes	155,081	150,242	226,718	36,391

The Group's income tax expense in the consolidated statements of comprehensive income consists of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(48,292)	(61,680)	(87,375)	(14,025)
Deferred tax benefit	12,459	25,421	19,835	3,184
Total income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

The reconciliation between the actual income tax expense reported in the consolidated statements of comprehensive income and the amounts computed by applying the PRC statutory tax rate of 25%, (the PRC statutory tax rate was used because substantially all of the Company's operations are in the PRC) to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Computed expected income tax expense	(38,770)	(37,560)	(56,680)	(9,098)
Non-PRC entities not subject to income tax	783	2,434	1,294	208
PRC preferential tax rate	1,129	223	-	-
Tax holiday (Note i)	1,229	4,693	2,189	351
PRC interest withholding tax	(937)	(1,383)	(1,079)	(173)
Non-deductible expenses
Staff costs	(1,787)	(3,420)	(5,411)	(869)
Entertainment expense	(494)	(2,141)	(2,691)	(432)
Interest expense	(305)	(863)	(1,354)	(217)
True-up for prior year tax provision	-	-	(1,588)	(255)
Penalties	(173)	(331)	(638)	(102)
Other	(284)	(1,493)	(2,841)	(456)
Change in valuation allowance	3,776	6,613	1,259	202
PRC dividend withholding tax	-	(3,031)	-	-
Actual income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2011 and 2012 are presented below:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	13,250	13,095	2,102
- Pre-operating expenses	419	-	-
- Tax losses carryforwards	34,999	44,183	7,092
- Deferred revenue	193	-	-
- Accrued membership reward program costs	582	606	97
- Share-based compensation	14,414	21,038	3,377
- Accrued expenses	15,253	16,795	2,696
- Allowance for doubtful accounts	1,425	1,425	229
- Unfavorable lease contract liability	1,953	1,784	286
- Property and equipment	4,632	6,711	1,077
Total gross deferred tax assets	87,120	105,637	16,956
Less: valuation allowance	(12,628)	(11,369)	(1,825)
Net deferred tax assets	74,492	94,268	15,131
Deferred tax liabilities:
- PRC dividend withholding tax	(3,031)	(3,031)	(487)
- Property and equipment	(1,627)	(1,797)	(288)
- Intangible assets	(7,584)	(6,533)	(1,049)
- Others	(877)	(1,699)	(272)
Total deferred tax liabilities	(13,119)	(13,060)	(2,096)

Net deferred tax assets	61,373	81,208	13,035
Classification on consolidated balance sheets:
Deferred tax assets
- Current	19,842	26,222	4,209
- Non-current	46,096	62,513	10,034
Deferred tax liabilities
- Non-current	(4,565)	(7,527)	(1,208)

The decrease in the valuation allowance during the years ended December 31, 2011 and 2012 were RMB4,377 and RMB1,259 (US$202), respectively. As of December 31, 2012, valuation allowances were provided against the deferred tax assets of certain subsidiaries, which were at cumulative loss positions. The decrease in valuation allowance in 2012 was mainly due to certain subsidiaries generated taxable income during 2012 and which are also expected to generate further taxable income in 2013 and onwards. For the year ended 2011, there was an increase of gross deferred tax assets and the related valuation allowance of RMB9,895 and RMB2,236 in respect of an acquisition consummated in 2012.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2012, the Group recognized net deferred tax assets of RMB81,208 (US$13,035), among of which, certain subsidiaries in cumulative loss position recognized RMB28,530 (US$4,579) of net deferred tax assets, mainly arising from the gross deferred tax assets of RMB38,684 (US$6,208) relating to RMB154,736 (US$24,837) in tax loss carryforwards which expire in varying amounts between 2013 and 2017. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2012, tax loss carry forwards amounted to RMB176,732(US$28,367), of which RMB23,398, RMB34,818, RMB6,479, RMB55,793 and RMB56,244 will expire if unused by the years ending December 31, 2013, 2014, 2015 2016 and 2017, respectively.

A reconciliation of the beginning and ending amount of the Company's unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	6,644	1,066
Increase related to prior year tax position	-	3,474	626	101
Increase related to current year tax position		3,170	1,344	216
Decrease related to prior year tax position	-	-	(3,147)	(505)
Balance at the end of the year	-	6,644	5,467	878

Included in the balance of total unrecognized tax benefits as of December 31, 2012 was potential tax benefits of RMB5,467 (US$878) that, if recognized, would affect the effective rate. The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. No interest and penalty expenses were recorded as of and for the years ended December 31, 2010, 2011 and 2012.

The Company's PRC subsidiaries and VIEs file income tax returns in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The PRC income tax returns for the Company's PRC subsidiaries and VIEs for the years beginning in 2007 are open to examination by the PRC state and local tax authorities.